BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Alternative Capital Strategies Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Market Allocation Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Macro Themes Fund

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Midcap Index Fund

BlackRock Money Market Portfolio

BlackRock MSCI Asia ex Japan Index Fund

BlackRock MSCI World Income Fund

BlackRock Multi-Asset Real Return Fund

BlackRock Multi-Manager Alternative
Strategies Fund

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money
Market Portfolio

BlackRock North Carolina Municipal Money
Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money
Market Portfolio

BlackRock Real Estate Securities Fund

BlackRock Science & Technology
Opportunities Portfolio

BlackRock Short Obligations Fund

BlackRock Small Cap Growth Equity Portfolio

BlackRock Strategic Risk Allocation Fund

BlackRock U.S. Opportunities Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock Virginia Municipal Money
Market Portfolio

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Dynamic High Income Portfolio

BlackRock Emerging Markets Flexible Dynamic
Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Multi-Asset Income Portfolio

BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds III

BlackRock CoreAlpha Bond Fund

BlackRock Large Cap Index Fund

BlackRock S&P 500 Index Fund

BlackRock Total International ex U.S. Index Fund

BlackRock U.S. Total Bond Index Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Managed Account Series

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2015 to the Summary Prospectus of each Fund

Effective on September 1, 2015, each Fund’s Summary Prospectus is amended as follows:

In the section entitled “Purchase and Sale of Fund Shares” in each Fund’s Summary Prospectus for Institutional Shares, the Institutional Shares column of the table is deleted in its entirety and replaced with the following:

Institutional Shares
Minimum Initial Investment	There is no minimum initial investment for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
$2 million for individuals and “Institutional Investors,” which, include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
$1,000 for investors of Financial Intermediaries that: i) charge such investors a fee for advisory, investment consulting, or similar services or ii) have entered into an agreement with the Fund’s distributor to offer Institutional Shares through a no-load program or investment platform.
Minimum Additional Investment	No subsequent minimum.

Shareholders should retain this Supplement for future reference.